Litigation	12 Months Ended
Dec. 31, 2018
Disclosure of Information About Litigation Issues [Abstract]
Disclosure of Information About Litigation Issues [text block]
31.	Litigation

Bladex is not engaged in any litigation that is significant to the Bank’s business or, to the best of the knowledge of Bank’s management, that is likely to have an adverse effect on its business, consolidated financial position or its consolidated financial performance.